Fair Value Measurements - Schedule of assets and liabilities that were accounted for at fair value (Details) - USD ($) $ in Thousands		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Assets
Fixed maturities, at fair value		$ 32,647,573		$ 32,257,589		$ 29,359,034
Equity securities, at fair value		878,407		878,919		868,292
Short-term investments, at fair value		317,304		617,390		256,727
Total investments available for sale		33,843,284		33,753,898		30,484,053
Fixed maturities, trading at fair value		1,409,583		1,235,699		1,171
Short-term investments, trading at fair value		26,959		60,330		0
Total investments, trading		1,436,542		1,296,029		1,171
Collateral and counterparty netting, asset		(37,870)	[1],[2]	(3,087)	[1],[2],[3]	(696)	[3]
Liabilities
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2016 - $3,574,716; 2015 - $3,719,131)		998,391		914,629		1,155,016
Collateral and counterparty nettings, liabilities		(37,870)	[1],[2]	(3,087)	[1],[2],[3]	(696)	[3]
Recurring
Assets
Total investments available for sale		33,843,284		33,753,898		30,484,053
Cash equivalents		1,177,119	[4]	1,268,666	[4],[5]	1,501,832	[5]
Other investments		1,312,431	[6]	1,291,726	[6],[7]	894,057
Other assets		38,734	[2]	86,227	[2],[3]	135,963	[3]
Total assets accounted for at fair value		37,900,554		37,797,820		33,150,274
Liabilities
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2016 - $3,574,716; 2015 - $3,719,131)		681,811	[8]	463,915	[8],[9]	450,831	[9]
Financial instruments sold, but not yet purchased		2,180	[10]	347	[10],[11]	30,406	[11]
Other liabilities		50,818	[2]	42,408	[2],[3]	30,488	[3]
Total liabilities accounted for at fair value		734,809		506,670		511,725
Recurring | Quoted prices in active markets for identical assets (Level 1)
Assets
Total investments available for sale		532,672		528,581		502,284
Cash equivalents		295,962	[4]	437,742	[4],[5]	1,103,877	[5]
Other investments		0	[6]	0	[6],[7]	0
Other assets		0	[2]	0	[2],[3]	0	[3]
Total assets accounted for at fair value		828,634		966,840		1,606,621
Liabilities
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2016 - $3,574,716; 2015 - $3,719,131)		0	[8]	0	[8],[9]	0	[9]
Financial instruments sold, but not yet purchased		2,180	[10]	347	[10],[11]	4,737	[11]
Other liabilities		0	[2]	0	[2],[3]	0	[3]
Total liabilities accounted for at fair value		2,180		347		4,737
Recurring | Significant other observable inputs (Level 2)
Assets
Total investments available for sale		33,193,126		33,073,039		29,280,719
Cash equivalents		881,157	[4]	830,924	[4],[5]	397,955	[5]
Other investments		1,011,336	[6]	1,008,176	[6],[7]	708,974
Other assets		56,118	[2]	69,914	[2],[3]	122,996	[3]
Total assets accounted for at fair value		36,670,723		36,378,839		30,644,553
Liabilities
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2016 - $3,574,716; 2015 - $3,719,131)		681,811	[8]	463,915	[8],[9]	450,831	[9]
Financial instruments sold, but not yet purchased		0	[10]	0	[10],[11]	25,669	[11]
Other liabilities		58,350	[2]	16,304	[2],[3]	7,757	[3]
Total liabilities accounted for at fair value		740,161		480,219		484,257
Recurring | Significant other unobservable inputs (Level 3)
Assets
Total investments available for sale		117,486		152,278		701,050
Cash equivalents		0	[4]	0	[4],[5]	0	[5]
Other investments		301,095	[6]	283,550	[6],[7]	185,083
Other assets		20,486	[2]	19,400	[2],[3]	13,663	[3]
Total assets accounted for at fair value		439,067		455,228		899,796
Liabilities
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2016 - $3,574,716; 2015 - $3,719,131)		0	[8]	0	[8],[9]	0	[9]
Financial instruments sold, but not yet purchased		0	[10]	0	[10],[11]	0	[11]
Other liabilities		30,338	[2]	29,191	[2],[3]	23,427	[3]
Total liabilities accounted for at fair value		30,338		29,191		23,427
Excluding Life Funds Withheld Assets
Assets
Fixed maturities, at fair value		29,684,216		29,104,486		24,177,469
Equity securities, at fair value		878,407		878,919		868,292
Short-term investments, at fair value		317,304		617,390		256,727
Total investments available for sale		30,879,927		30,600,795		25,302,488
Excluding Life Funds Withheld Assets | U.S. Government and Government - Related/Supported
Assets
Fixed maturities, at fair value		4,576,987		5,065,637		2,171,953
Excluding Life Funds Withheld Assets | RMBS - Agency
Assets
Fixed maturities, at fair value		4,367,007		3,757,971		3,728,576
Excluding Life Funds Withheld Assets | RMBS - Non-Agency
Assets
Fixed maturities, at fair value		302,843		328,540		427,351
Excluding Life Funds Withheld Assets | Commercial mortgage-backed securities
Assets
Fixed maturities, at fair value		325,485		405,316		1,052,544
Excluding Life Funds Withheld Assets | Collateralized debt obligations
Assets
Fixed maturities, at fair value		21,729		32,410		692,034
Excluding Life Funds Withheld Assets | Other asset-backed securities
Assets
Fixed maturities, at fair value		1,162,898		1,168,572		1,065,293
Excluding Life Funds Withheld Assets | US States and political subdivisions of the States
Assets
Fixed maturities, at fair value		2,584,747		2,632,070		2,021,272
Excluding Life Funds Withheld Assets | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Assets
Fixed maturities, at fair value		5,546,695		5,251,614		4,240,073
Excluding Life Funds Withheld Assets | Recurring
Assets
Fixed maturities, at fair value		29,684,216		29,104,486		24,177,469
Equity securities, at fair value		878,407		878,919		868,292
Short-term investments, at fair value		317,304	[12]	617,390	[12],[13]	256,727	[13]
Total investments available for sale		30,879,927		30,600,795		25,302,488
Excluding Life Funds Withheld Assets | Recurring | U.S. Government and Government - Related/Supported
Assets
Fixed maturities, at fair value		4,576,987		5,065,637		2,171,953
Excluding Life Funds Withheld Assets | Recurring | RMBS - Agency
Assets
Fixed maturities, at fair value		4,367,007		3,757,971		3,728,576
Excluding Life Funds Withheld Assets | Recurring | RMBS - Non-Agency
Assets
Fixed maturities, at fair value		302,843		328,540		427,351
Excluding Life Funds Withheld Assets | Recurring | Commercial mortgage-backed securities
Assets
Fixed maturities, at fair value		325,485		405,316		1,052,544
Excluding Life Funds Withheld Assets | Recurring | Collateralized debt obligations
Assets
Fixed maturities, at fair value		21,729		32,410		692,034
Excluding Life Funds Withheld Assets | Recurring | Other asset-backed securities
Assets
Fixed maturities, at fair value		1,162,898		1,168,572		1,065,293
Excluding Life Funds Withheld Assets | Recurring | US States and political subdivisions of the States
Assets
Fixed maturities, at fair value		2,584,747		2,632,070		2,021,272
Excluding Life Funds Withheld Assets | Recurring | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Assets
Fixed maturities, at fair value		5,546,695		5,251,614		4,240,073
Excluding Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed maturities, at fair value		0		0		0
Equity securities, at fair value		532,672		528,581		502,284
Short-term investments, at fair value		0	[12]	0	[12]	0	[13]
Total investments available for sale		532,672		528,581		502,284
Excluding Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | U.S. Government and Government - Related/Supported
Assets
Fixed maturities, at fair value		0		0		0
Excluding Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | RMBS - Agency
Assets
Fixed maturities, at fair value		0		0		0
Excluding Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | RMBS - Non-Agency
Assets
Fixed maturities, at fair value		0		0		0
Excluding Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | Commercial mortgage-backed securities
Assets
Fixed maturities, at fair value		0		0		0
Excluding Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | Collateralized debt obligations
Assets
Fixed maturities, at fair value		0		0		0
Excluding Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | Other asset-backed securities
Assets
Fixed maturities, at fair value		0		0		0
Excluding Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | US States and political subdivisions of the States
Assets
Fixed maturities, at fair value		0		0		0
Excluding Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Assets
Fixed maturities, at fair value		0		0		0
Excluding Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2)
Assets
Fixed maturities, at fair value		29,566,730		28,952,208		23,476,419
Equity securities, at fair value		345,735		350,338		366,008
Short-term investments, at fair value		317,304	[12]	617,390	[12],[13]	256,727	[13]
Total investments available for sale		30,229,769		29,919,936		24,099,154
Excluding Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | U.S. Government and Government - Related/Supported
Assets
Fixed maturities, at fair value		4,532,047		5,020,574		2,171,953
Excluding Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | RMBS - Agency
Assets
Fixed maturities, at fair value		4,364,154		3,754,894		3,726,666
Excluding Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | RMBS - Non-Agency
Assets
Fixed maturities, at fair value		302,843		328,540		427,351
Excluding Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | Commercial mortgage-backed securities
Assets
Fixed maturities, at fair value		325,485		405,316		1,052,544
Excluding Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | Collateralized debt obligations
Assets
Fixed maturities, at fair value		0		2		4,076
Excluding Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | Other asset-backed securities
Assets
Fixed maturities, at fair value		1,158,698		1,150,715		1,060,005
Excluding Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | US States and political subdivisions of the States
Assets
Fixed maturities, at fair value		2,584,747		2,632,070		2,021,272
Excluding Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Assets
Fixed maturities, at fair value		5,546,695		5,251,614		4,240,073
Excluding Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3)
Assets
Fixed maturities, at fair value		117,486		152,278		701,050
Equity securities, at fair value				0		0
Short-term investments, at fair value		0	[12]	0	[12]	0	[13]
Total investments available for sale		117,486		152,278		701,050
Excluding Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | U.S. Government and Government - Related/Supported
Assets
Fixed maturities, at fair value		44,940		45,063		0
Excluding Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | RMBS - Agency
Assets
Fixed maturities, at fair value		2,853		3,077		1,910
Excluding Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | RMBS - Non-Agency
Assets
Fixed maturities, at fair value		0		0		0
Excluding Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | Commercial mortgage-backed securities
Assets
Fixed maturities, at fair value		0		0		0
Excluding Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | Collateralized debt obligations
Assets
Fixed maturities, at fair value		21,729		32,408		687,958
Excluding Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | Other asset-backed securities
Assets
Fixed maturities, at fair value		4,200		17,857		5,288
Excluding Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | US States and political subdivisions of the States
Assets
Fixed maturities, at fair value		0		0		0
Excluding Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Assets
Fixed maturities, at fair value		0		0		0
Life Funds Withheld Assets
Assets
Fixed maturities, at fair value		2,963,357		3,153,103		5,181,565
Fixed maturities, trading at fair value		1,409,583		1,235,699
Short-term investments, trading at fair value		26,959		60,330
Total investments, trading		1,436,542		1,296,029		1,171
Life Funds Withheld Assets | U.S. Government and Government - Related/Supported
Assets
Fixed maturities, at fair value		12,692		12,742		18,724
Fixed maturities, trading at fair value		15,267		4,990
Life Funds Withheld Assets | RMBS - Agency
Assets
Fixed maturities, at fair value		733		752		3,782
Fixed maturities, trading at fair value		1,869		368
Life Funds Withheld Assets | RMBS - Non-Agency
Assets
Fixed maturities, at fair value		25,829		26,953		85,335
Life Funds Withheld Assets | Commercial mortgage-backed securities
Assets
Fixed maturities, at fair value		108,914		122,481		193,167
Fixed maturities, trading at fair value		4,760		4,803
Life Funds Withheld Assets | Other asset-backed securities
Assets
Fixed maturities, at fair value		121,721		149,795		273,541
Fixed maturities, trading at fair value		25,615		25,700
Life Funds Withheld Assets | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Assets
Fixed maturities, at fair value		876,927		933,516		1,789,036
Fixed maturities, trading at fair value		421,033		370,261
Life Funds Withheld Assets | Recurring
Assets
Fixed maturities, at fair value		2,963,357		3,153,103		5,181,565
Fixed maturities, trading at fair value		1,409,583		1,235,699		1,171
Short-term investments, trading at fair value	[12]	26,959		60,330
Total investments, trading		1,436,542		1,296,029
Cash equivalents		92,444	[4]	101,274	[4]	133,198	[5]
Life Funds Withheld Assets | Recurring | U.S. Government and Government - Related/Supported
Assets
Fixed maturities, at fair value		12,692		12,742		18,724
Fixed maturities, trading at fair value		15,267		4,990
Life Funds Withheld Assets | Recurring | RMBS - Agency
Assets
Fixed maturities, at fair value		733		752		3,782
Fixed maturities, trading at fair value		1,869		368
Life Funds Withheld Assets | Recurring | RMBS - Non-Agency
Assets
Fixed maturities, at fair value		25,829		26,953		85,335
Life Funds Withheld Assets | Recurring | Commercial mortgage-backed securities
Assets
Fixed maturities, at fair value		108,914		122,481		193,167
Fixed maturities, trading at fair value		4,760		4,803
Life Funds Withheld Assets | Recurring | Other asset-backed securities
Assets
Fixed maturities, at fair value		121,721		149,795		273,541
Fixed maturities, trading at fair value		25,615		25,700
Life Funds Withheld Assets | Recurring | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Assets
Fixed maturities, at fair value		876,927		933,516		1,789,036
Fixed maturities, trading at fair value		421,033		370,261
Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0		0
Short-term investments, trading at fair value	[12]	0		0
Total investments, trading		0		0
Cash equivalents		0	[4]	517	[4]	460	[5]
Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | U.S. Government and Government - Related/Supported
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | RMBS - Agency
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | RMBS - Non-Agency
Assets
Fixed maturities, at fair value		0		0		0
Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | Commercial mortgage-backed securities
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | Other asset-backed securities
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2)
Assets
Fixed maturities, at fair value		2,963,357		3,153,103		5,181,565
Fixed maturities, trading at fair value		1,409,583		1,235,699		1,171
Short-term investments, trading at fair value	[12]	26,959		60,330
Total investments, trading		1,436,542		1,296,029
Cash equivalents		92,444	[4]	100,757	[4]	132,738	[5]
Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | U.S. Government and Government - Related/Supported
Assets
Fixed maturities, at fair value		12,692		12,742		18,724
Fixed maturities, trading at fair value		15,267		4,990
Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | RMBS - Agency
Assets
Fixed maturities, at fair value		733		752		3,782
Fixed maturities, trading at fair value		1,869		368
Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | RMBS - Non-Agency
Assets
Fixed maturities, at fair value		25,829		26,953		85,335
Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | Commercial mortgage-backed securities
Assets
Fixed maturities, at fair value		108,914		122,481		193,167
Fixed maturities, trading at fair value		4,760		4,803
Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | Other asset-backed securities
Assets
Fixed maturities, at fair value		121,721		149,795		273,541
Fixed maturities, trading at fair value		25,615		25,700
Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Assets
Fixed maturities, at fair value		876,927		933,516		1,789,036
Fixed maturities, trading at fair value		421,033		370,261
Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3)
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0		0
Short-term investments, trading at fair value	[12]	0		0
Total investments, trading		0		0
Cash equivalents		0	[4]	0	[4]	0	[5]
Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | U.S. Government and Government - Related/Supported
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | RMBS - Agency
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | RMBS - Non-Agency
Assets
Fixed maturities, at fair value		0		0		0	[11]
Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | Commercial mortgage-backed securities
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | Other asset-backed securities
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Financial Services Sector | Excluding Life Funds Withheld Assets | Corporate
Assets
Fixed maturities, at fair value		3,704,315		3,561,909		2,761,916
Financial Services Sector | Excluding Life Funds Withheld Assets | Recurring | Corporate
Assets
Fixed maturities, at fair value		3,704,315		3,561,909		2,761,916
Financial Services Sector | Excluding Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | Corporate
Assets
Fixed maturities, at fair value		0		0		0
Financial Services Sector | Excluding Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | Corporate
Assets
Fixed maturities, at fair value		3,660,732		3,508,224		2,761,916
Financial Services Sector | Excluding Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | Corporate
Assets
Fixed maturities, at fair value		43,583		53,685		0
Financial Services Sector | Life Funds Withheld Assets | Corporate
Assets
Fixed maturities, at fair value		547,279		598,236		801,019
Fixed maturities, trading at fair value		382,755		335,956
Financial Services Sector | Life Funds Withheld Assets | Recurring | Corporate
Assets
Fixed maturities, at fair value		547,279		598,236		801,019
Fixed maturities, trading at fair value		382,755		335,956
Financial Services Sector | Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | Corporate
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Financial Services Sector | Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | Corporate
Assets
Fixed maturities, at fair value		547,279		598,236		801,019
Fixed maturities, trading at fair value		382,755		335,956
Financial Services Sector | Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | Corporate
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0
Non-Financial Services Sector | Excluding Life Funds Withheld Assets | Corporate
Assets
Fixed maturities, at fair value		7,091,510		6,900,447		6,016,457
Non-Financial Services Sector | Excluding Life Funds Withheld Assets | Recurring | Corporate
Assets
Fixed maturities, at fair value		7,091,510		6,900,447		6,016,457
Non-Financial Services Sector | Excluding Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | Corporate
Assets
Fixed maturities, at fair value		0		0		0
Non-Financial Services Sector | Excluding Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | Corporate
Assets
Fixed maturities, at fair value		7,091,329		6,900,259		6,010,563
Non-Financial Services Sector | Excluding Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | Corporate
Assets
Fixed maturities, at fair value		181		188		5,894
Non-Financial Services Sector | Life Funds Withheld Assets | Corporate
Assets
Fixed maturities, at fair value		1,269,262		1,308,628		2,016,961
Fixed maturities, trading at fair value		558,284		493,621		1,171
Non-Financial Services Sector | Life Funds Withheld Assets | Recurring | Corporate
Assets
Fixed maturities, at fair value		1,269,262		1,308,628		2,016,961
Fixed maturities, trading at fair value		558,284		493,621		1,171
Non-Financial Services Sector | Life Funds Withheld Assets | Recurring | Quoted prices in active markets for identical assets (Level 1) | Corporate
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		0		0		0
Non-Financial Services Sector | Life Funds Withheld Assets | Recurring | Significant other observable inputs (Level 2) | Corporate
Assets
Fixed maturities, at fair value		1,269,262		1,308,628		2,016,961
Fixed maturities, trading at fair value		558,284		493,621		1,171
Non-Financial Services Sector | Life Funds Withheld Assets | Recurring | Significant other unobservable inputs (Level 3) | Corporate
Assets
Fixed maturities, at fair value		0		0		0
Fixed maturities, trading at fair value		$ 0		$ 0		$ 0

[1]	Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheets on a net basis where the Company has both a legal right of offset and the intention to settle the contracts on a net basis. The Company often enters into different types of derivative contracts with a single counterparty and these contracts are covered under netting agreements.
[2]	Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid, see Note 7, "Derivative Instruments.
[3]	Other assets and other liabilities include derivative instruments. The derivative balances included in each category are reported on a gross basis by level with a netting adjustment presented separately in the Collateral and Counterparty Netting column. The fair values of the individual derivative contracts are reported gross in their respective levels based on the fair value hierarchy. For further details regarding derivative fair values and associated collateral received or paid see
[4]	Cash equivalents balances subject to fair value measurement include certificates of deposit and money market funds. Operating cash balances are not subject to recurring fair value measurement guidance.
[5]	Cash equivalents balances subject to fair value measurement include certificates of deposit and money market funds. Operating cash balances are not subject to recurring fair value measurement guidance.
[6]	The Other investments balance excludes certain structured transactions including certain investments in project finance transactions, and a payment obligation and liquidity financing provided to a structured credit vehicle as a part of a third party medium term note facility. These investments, which totaled $141.5 million as of March 31, 2016 and $141.3 million as of December 31, 2015, are carried at amortized cost. For further information, see Item 8, Note 8, "Other Investments," to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2015.
[7]	The Other investments balance excludes certain structured transactions including certain investments in project finance transactions, a payment obligation and liquidity financing provided to a structured credit vehicle as a part of a third party medium term note facility. These investments, which totaled $141.3 million at December 31, 2015 and $354.4 million at December 31, 2014, are carried at amortized cost. For further information, see Note 8, "Other Investments.
[8]	Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable) include balances related to the life retrocession embedded derivative, under which all investment results associated with the Life Funds Withheld Assets related to the GreyCastle Life Retro Arrangements described in Note 1, "Basis of Preparation and Consolidation," accrue to the benefit of GCLR.
[9]	Funds withheld on life retrocession arrangements (net of future policy benefit reserves recoverable) include balances related to the life retrocession embedded derivative, under which all investment results associated with the Life Funds Withheld Assets related the GreyCastle Life Retro Arrangements described in Note 3(e), "Acquisitions and Disposals - Sale of Life Reinsurance Subsidiary", accrue to the benefit of GCLR.
[10]	Financial instruments sold, but not yet purchased, represent "short sales" and are included within "Payable for investments purchased" on the balance sheets.
[11]	Financial instruments sold, but not yet purchased, represent "short sales" and are included within "Payable for investments purchased" on the balance sheets.
[12]	Short-term investments consist primarily of Corporate securities and U.S. and Non-U.S. Government and Government-Related/Supported securities.
[13]	Short-term investments consist primarily of Corporate securities and U.S. and Non-U.S. Government and Government-Related/ Supported securities.